                SUPPLEMENT TO THE CLASS A, B AND C PROSPECTUS AND
                       STATEMENT OF ADDITIONAL INFORMATION

                        CREDIT SUISSE SELECT EQUITY FUND

THE FOLLOWING INFORMATION SUPERCEDES CERTAIN INFORMATION IN THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

THE LIST OF SHAREHOLDERS AND TRANSACTIONS ELIGIBLE FOR THE WAIVER OF INITIAL SALES CHARGE AS PROVIDED UNDER "OTHER SHAREHOLDER INFORMATION" SECTION OF THE PROSPECTUS IS REPLACED WITH THE FOLLOWING:

THE INITIAL SALES CHARGE IS WAIVED FOR THE FOLLOWING SHAREHOLDERS OR
TRANSACTIONS:

(1)  investment advisory clients of CSAM;

(2) an agent or broker of a dealer that has a sales agreement with the distributor, for his or her own account or an account of a relative of any such person, or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative (such shares may not be resold except to the fund);

(3) shares purchased by (a) registered investment advisers ("RAIs") on behalf of fee-based accounts or (b) broker-dealers that have sales agreements with the fund and for which shares have been purchased on behalf of wrap fee client accounts, and for which such RAIs or broker-dealers perform advisory, custodial, record keeping or other services;

(4) shares purchased for 401(k) Plans, 403(b) Plans, 457 Plans, employee benefit plans sponsored by an employer and pension plans;

(5)  Class B shares which are automatically converted to Class A shares; and

(6) Class A shares acquired when dividends and distributions are reinvested in the fund.

OTHER CONTRARY INFORMATION IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION IS ALSO SUPERSEDED.

Investors are urged to take advantage of these waivers and those in the fund's Statement of Additional Information to reduce the initial sales charge when they qualify.

Dated: March 28, 2003                                             CSFOC-16-0303
                                                                       2003-019